Stockholders’ Equity - Schedule of Placement Agent Warrants (Details) - Placement Agent Warrants [Member]	Mar. 15, 2024
Dividend rate [Member]
Schedule of Placement Agent Warrants [Line Items]
Warrants and rights outstanding, measurement input
Term [Member]
Schedule of Placement Agent Warrants [Line Items]
Warrants and rights outstanding, measurement input, term	5 years 6 months
Volatility [Member]
Schedule of Placement Agent Warrants [Line Items]
Warrants and rights outstanding, measurement input	186.5
Risk free interest rate [Member]
Schedule of Placement Agent Warrants [Line Items]
Warrants and rights outstanding, measurement input	4.33